Risk management - Cover values including guarantees received - Business lending portfolio by industry (Parenthetical) (Details) € in Millions	Dec. 31, 2019 EUR (€)
Maximum [member] | Other economic sector [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings amount	€ 10